CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Pre-Tax and After-Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in accumulated other comprehensive income (loss), pretax
AOCI, beginning balance, pretax		$ (38,440)	$ (31,060)	$ (27,596)
Change in net unrealized gains (losses) on investment securities, pretax		167	(1,462)	2,704
Cash flow hedges, pretax		84	468	543
Benefit plans, pretax		(78)	19	(1,830)
Foreign currency translation adjustment, pretax		(3,204)	(6,405)	(4,881)
Change, pretax		(3,569)	(7,380)	(3,464)
AOCI, ending balance, pretax		(42,035)	(38,440)	(31,060)
Change in accumulated other comprehensive income (loss), tax effect
Balance at the beginning of the period, tax effect		9,096	7,844	8,463
Change in net unrealized gains (losses) on investment securities, tax effect		(59)	498	(1,007)
Cash flow hedges, tax effect		(27)	(176)	(207)
Benefit plans, tax effect		30	24	660
Foreign currency translation adjustment, tax effect		402	906	(65)
Change, tax effect		547	1,252	(619)
Balance at the end of the period, tax effect		9,654	9,096	7,844
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(29,344)	(23,216)	(19,133)
Change in net unrealized gains (losses) on investment securities, net of tax		108	(964)	1,697
Cash flow hedges, net of tax		57	292	336
Change, net of tax	[1]	(48)	43	(1,170)
Foreign currency translation adjustment, net of tax		(2,802)	(5,499)	(4,946)
Citigroup’s total other comprehensive income (loss)		(3,022)	(6,128)	(4,083)
End-of-period balance, net of tax		(32,381)	(29,344)	(23,216)
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss), pretax
Adjustment to opening balance, pretax			(26)
Adjusted balance, beginning of period			(38,466)
Change in accumulated other comprehensive income (loss), tax effect
Adjustment to opening balance, tax effect			11
Adjusted balance, beginning of period, tax effect			9,107
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(29,344)	(23,216)	(19,133)
Adjusted balance, beginning of year			(29,359)	(23,216)	$ (19,133)
Adjustment to opening balance, net of tax	[2]		(15)
Change, net of taxes		(3,022)	(6,128)	(4,083)
End-of-period balance, net of tax		(32,381)	(29,344)	(23,216)
Debt valuation adjustment (DVA)
Change in accumulated other comprehensive income (loss), pretax
Debt valuation adjustment (DVA), pretax		(538)
Change in accumulated other comprehensive income (loss), tax effect
Debt valuation adjustment (DVA), tax effect		201
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		0	0	0
Adjusted balance, beginning of year			(15)
Adjustment to opening balance, net of tax			(15)
Change, net of taxes		(337)	0	0
End-of-period balance, net of tax		$ (352)	$ 0	$ 0

[1]	Reflects adjustments based on the actuarial valuations of Citi’s pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.
[2]	Accounting reflects the early adoption of the provisions of ASU 2016-01 relating to Citi’s debt valuation adjustments (DVA) for liabilities for which the fair value adoption was elected. See Note 1 to the Consolidated Financial Statements.